Leases - Summary of Maturity Analysis For Lease Liabilities (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 168,348
Less than one year
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	15,615
One to five years
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	55,429
Thereafter
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 97,304